Income Taxes	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income Taxes
Income Taxes
As discussed in Note 1, the Partnership was converted into a limited liability company on October 12, 2016 and the membership interests in the limited liability company were contributed to the Company. As a result, the Company will file a consolidated return for the period October 12, 2016 through December 31, 2016. Prior to the conversion, the Partnership, other than Lodging, was not subject to corporate income taxes.
The components of income tax expense (benefit) attributable to the Company for the year ended December 31, 2016, 2015 and 2014, respectively, are as follows:

	Year Ended December 31,
	2016	2015	2014
U.S. current income tax benefit	$2,306,512	$12,861	$24,805
U.S. deferred income tax expense	47,957,169	(5,625,436)	5,549,517
Foreign current income tax expense	3,594,014	3,878,855	1,674,407
Foreign deferred income tax expense	27,176	144,634	265,465
Total	$53,884,871	$(1,589,086)	$7,514,194

Foreign tax credits may be applied for up to five years. Tax credits must be utilized five years subsequent to the distribution of the underlying earnings. As of December 31, 2016, the distributions have not yet occurred.

A reconciliation of the statutory federal income tax amount to the recorded expense is as follows:

	Year Ended December 31,
	2016	2015	2014
(Loss) income before income taxes	$(38,567,957)	$(23,408,517)	$11,992,171
Statutory income tax rate	35%	35%	35%
Expected income tax expense	(13,498,785)	(8,192,981)	4,197,260
Income earned as non-taxable entity (See Note 2)	15,166,519	—	—
Effect due to change to C corporation (See Note 2)	53,088,861	—	—
Change in entity status	—	(4,792,243)	6,379,117
Non taxable entity	—	13,561,578	(1,557,878)
Other permanent differences	209,546	—	—
State tax expenses	21,181	—	—
Change in tax rate	(24,803)	—	—
Foreign income tax rate differential	(1,077,648)	(1,369,575)	(2,355,816)
Other	—	(795,865)	851,511
Total	$53,884,871	$(1,589,086)	$7,514,194

Deferred tax liabilities attributable to the Company consisted of the following:

	Year Ended December 31,
	2016	2015
Deferred tax assets:
Allowance for doubtful accounts	$1,892,761	$—
Deferred stock compensation	1,686,671	—
Accrued liabilities	746,132	—
Other	1,785,999	86,580
Deferred tax assets	6,111,563	86,580

Deferred tax liabilities:
Property and equipment	$(42,525,793)	$(1,484,350)
Intangible assets	(7,662,590)	—
Unrepatriated foreign earnings	(3,451,110)	—
Other	(142,859)	(63,189)
Deferred tax liabilities	(53,782,352)	(1,547,539)
Net deferred tax liability	$(47,670,789)	$(1,460,959)

Reflected in accompanying balance sheet as:
Deferred income taxes	$(47,670,789)	$(1,460,959)